Discontinued Operations - Discontinued Operations, Balance Sheet Disclosure (Details) - Spirit MTA REIT - Spinoff - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disposal Group, Including Discontinued Operation, Assets [Abstract]
Land and improvements	$ 990,575	$ 978,556
Buildings and improvements	1,702,926	1,629,555
Total real estate investments	2,693,501	2,608,111
Less: accumulated depreciation	(572,075)	(508,047)
Real estate investments, net	2,121,426	2,100,064
Loans receivable, net	1,501	5,698
Intangible lease assets, net	103,651	114,558
Real estate asset held for sale, net	28,460	59,709
Net investments	2,255,038	2,280,029
Cash and cash equivalents	6	4,145
Deferred costs and other assets, net	109,096	54,736
Goodwill	28,740	28,740
Total assets of discontinued operations	2,392,880	2,367,650
Liabilities
Mortgages and notes payable, net	1,926,834	1,339,614
Intangible lease liabilities, net	24,729	30,232
Accounts payable, accrued expenses and other liabilities	17,277	12,239
Total liabilities of discontinued operations	$ 1,968,840	$ 1,382,085